Restricted Deposit	12 Months Ended
Dec. 31, 2021
Disclosure of Restricted Deposit [Abstract]
RESTRICTED DEPOSIT
6.	RESTRICTED DEPOSIT
As at December 31, 2021, restricted deposits consisted of $9,068 (2020 - $8,851) held in a guaranteed investment certificate as collateral for a corporate credit card.